Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accruals not currently deductible
Employee benefit costs	$ 195	$ 175
Product and other claims	326	311
Miscellaneous accruals	92	114
Pension costs	1,217	1,120
Stock-based compensation	302	305
Net operating/capital loss carryforwards	93	109
Foreign tax credits	22	25
Inventory	53	46
Gross deferred tax assets	2,300	2,205
Valuation allowance	(47)	(31)
Total deferred tax assets	2,253	2,174
Deferred tax liabilities:
Product and other insurance receivables	(27)	(28)
Accelerated depreciation	(730)	(736)
Intangible amortization	(903)	(1,017)
Currency translation	(276)	(199)
Other	(40)	(70)
Total deferred tax liabilities	(1,976)	(2,050)
Net deferred tax assets	$ 277	$ 124